Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Liabilities

($ millions)	2020	2019
Long-term compensation liability	10.0	2.3
Lease liability	26.4	31.3
Decommissioning liability	57.4	35.0
Other current liabilities	93.8	68.6